Mineral Properties and Deferred Exploration (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Balance	$ 49,912,854	$ 46,920,303
Camp, field supplies and travel	186,634	281,220
License fees and exploration and field overhead	877,826	802,601
Geological consulting and field wages	71,166	191,327
Geophysical and geochemical
Property acquisition costs
Trenching and drilling	2,001,931	14,080
Recoveries
Foreign exchange translation	929,596	1,703,323
Change in Exploration and Evaluation Expenses	4,067,153	2,992,551
Balance before Write-offs	53,980,007	49,912,854
Write-offs	(22,229,752)		$ (124,717)
Balance	31,750,255	49,912,854	46,920,303
Buckreef Gold Project [member]
Balance	28,137,335	26,061,442
Camp, field supplies and travel	186,634	237,264
License fees and exploration and field overhead	829,148	687,004
Geological consulting and field wages	71,166	191,327
Geophysical and geochemical
Property acquisition costs
Trenching and drilling	2,001,931	14,080
Recoveries
Foreign exchange translation	524,041	946,218
Change in Exploration and Evaluation Expenses	3,612,920	2,075,893
Balance before Write-offs	31,750,255	28,137,335
Write-offs
Balance	31,750,255	28,137,335	26,061,442
Kigosi Project [member]
Balance	5,948,261	5,735,611
Camp, field supplies and travel		4,494
License fees and exploration and field overhead	45,945
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	232,630	208,156
Change in Exploration and Evaluation Expenses	278,575	212,650
Balance before Write-offs	12,769,216	5,948,261
Write-offs	(12,769,216)
Balance		5,948,261	5,735,611
Itelemia Project [member]
Balance	3,336,617	3,219,697
Camp, field supplies and travel
License fees and exploration and field overhead
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	110,783	116,920
Change in Exploration and Evaluation Expenses	110,783	116,920
Balance before Write-offs	6,059,044	3,336,617
Write-offs	(6,059,044)
Balance		3,336,617	3,219,697
Luhala Project [member]
Balance	12,490,641	11,903,553
Camp, field supplies and travel		39,462
License fees and exploration and field overhead	2,733	115,597
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	62,142	432,029
Change in Exploration and Evaluation Expenses	64,875	587,088
Balance before Write-offs	3,401,492	12,490,641
Write-offs	(3,401,492)
Balance		$ 12,490,641	$ 11,903,553